UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09147

Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	February 29, 2008

Item 1. Schedule of Investments

Eaton Vance Massachusetts Municipal Income Trust	as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 167.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 20.2%
$2,790	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$2,538,230
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	557,568
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	497,300
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,512,375
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	949,460
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/33	968,940
		$7,023,873
Electric Utilities — 9.9%
$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,019,780
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,595,690
275	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/25 (1) (2)	217,448
825	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/37 (1) (2)	589,099
		$3,422,017
Escrowed/Prerefunded — 8.1%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$560,165
400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	450,252
235	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), Prerefunded to 1/1/12, 6.00%, 7/1/31	259,092
980	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,060,184
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 6.53%, 7/1/20	485,580
		$2,815,273
Health Care-Miscellaneous — 3.5%
$510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$458,638
700	Massachusetts Health and Educational Facilities Authority, (Learning Center for Deaf Children), 6.125%, 7/1/29	660,625
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	93,841
		$1,213,104
Hospital — 20.9%
$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,055,040
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/33	1,000,100
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	405,988
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	105,171
865	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	877,871
2,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	1,848,950
2,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	1,966,060
		$7,259,180

Housing — 14.3%
$2,100	Massachusetts Housing Finance Agency, 4.75%, 12/1/48	$1,723,281
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	849,220
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	593,502
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	1,797,280
		$4,963,283
Industrial Development Revenue — 2.0%
$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$696,286
		$696,286
Insured-Education — 16.8%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,020,560
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	967,330
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32 (3)	1,389,629
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,485,776
1,000	Massachusetts Health and Educational Facilities Authority, (Northeastern University), (MBIA), 5.00%, 10/1/29	948,100
		$5,811,395
Insured-Escrowed/Prerefunded — 1.5%
$500	Massachusetts Health and Educational Facilities Authority, (UMass-Worcester Campus), (FGIC), Prerefunded to 10/1/11, 5.25%, 10/1/31	$534,565
		$534,565
Insured-General Obligations — 9.9%
$2,340	Milford, (FSA), 4.25%, 12/15/46	$1,909,417
500	Plymouth, (MBIA), 5.25%, 10/15/20	514,245
900	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27 (1) (2)	1,005,507
		$3,429,169
Insured-Miscellaneous — 5.5%
$2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	$1,916,561
		$1,916,561
Insured-Other Revenue — 3.9%
$1,250	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,344,162
		$1,344,162
Insured-Special Tax Revenue — 7.5%
$1,500	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,425,240
8,945	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	512,459
1,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	167,975
3,015	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	313,741
1,905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	186,747
		$2,606,162
Insured-Student Loan — 2.9%
$1,160	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$997,438
		$997,438
Insured-Transportation — 16.2%
$800	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/32	$719,920
2,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (AMT), 5.00%, 7/1/38	1,770,080
3,300	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	3,126,321
		$5,616,321

Nursing Home — 3.1%
$500	Boston Industrial Development Authority, (Alzheimer’s Center), (FHA), 6.00%, 2/1/37	$505,465
580	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	557,026
		$1,062,491
Senior Living/Life Care — 7.4%
$1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	$1,363,950
140	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	113,557
425	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	324,908
910	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	764,864
		$2,567,279
Special Tax Revenue — 6.8%
$7,195	Massachusetts Bay Transportation Authority, 0.00%, 7/1/34	$1,474,256
1,000	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	901,850
		$2,376,106
Water and Sewer — 7.5%
$100	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$96,577
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	969,188
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,531,860
		$2,597,625
Total Tax-Exempt Investments — 167.9% (identified cost $62,885,557)		$58,252,290
Other Assets, Less Liabilities — (5.9)%		$(2,049,785)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.0)%		$(21,509,909)
Net Assets Applicable to Common Shares — 100.0%		$34,692,596

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 29, 2008, 38.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.0% to 13.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $1,812,054 or 5.2% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

A summary of financial instruments at February 29, 2008 is as follows:

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,800,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(8,087)
Lehman Brothers, Inc.	$1,575,000	4.985%	3-month USD-LIBOR- BBA	September 28, 2008/ September 28, 2038	$(8,514)
Merrill Lynch Capital Services, Inc.	$2,500,000	4.9025%	3-month USD-LIBOR- BBA	July 9, 2008/ July 9, 2038	$4,102
Morgan Stanley Capital Services, Inc.	$925,000	5.428%	3-month USD-LIBOR- BBA	September 10, 2008/ September 10, 2038	$(70,225)
					$(82,724)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 29, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,649,579
Gross unrealized appreciation	681,661
Gross unrealized depreciation	(5,488,950)
Net unrealized depreciation	$(4,807,289)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At February 29, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	58,252,290	(82,724)
Level 3	Significant Unobservable Inputs	—	—
Total		$58,252,290	$(82,724)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

The Trust generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Trust’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Trust’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	April 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	April 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 21, 2008